SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

On July 28, 2022, Cryptyde, Inc. (the “Company”) entered into an Amendment Agreement (the “2022 Amendment Agreement”) with Hudson Bay Master Fund, Ltd. (the “Investor”) to amend that certain Securities Purchase Agreement (as amended, the “SPA”) dated as of January 26, 2022, by and between the Company and the Investor, that certain Senior Secured Convertible Note in an aggregate principal amount of $33,333,333 (as amended, the “Note”) issued pursuant to the SPA, and that certain Registration Rights Agreement dated as of January 26, 2022, by and between the Company and the Investor (the “RRA”).

Pursuant to the 2022 Amendment Agreement, the Company released an aggregate of $29,000,000 (the “Released Funds”) from the restricted funds account maintained in accordance with the SPA (the “Restricted Funds Account”) and, going forward, must deposit 50% of any Warrant Exercise Cash (as defined in the 2022 Amendment Agreement) into the Restricted Funds Account. As required by the 2022 Amendment Agreement, the Company used $22,000,000 of the Released Funds to repurchase from the Investor $22,000,000 of the principal of the Note. Pursuant to the 2022 Amendment Agreement, the conversion price of the balance of the Note that remains was voluntarily adjusted to $1.06 (the “Adjustment”). The 2022 Amendment Agreement also amended the RRA to require the Company to register (i) the number of shares of common stock equal to 200% of the shares issuable upon conversion of the Note and (ii) the number of shares of common stock equal to 200% of the shares issuable upon exercise of the warrant issued under the SPA, assuming all cash has been released from the Restricted Funds Account and the number of shares of common stock issuable upon exercise of the warrant issued under the SPA has been adjusted in accordance with Section 3(c) of the warrant. The Company addressed this requirement by filing a registration statement on Form S-1 dated August 12, 2022 (the “August S-1”) with the Securities and Exchange Commission. Under the August S-1, the Company registered 15,050,315 shares issuable upon the conversion of the Note as a result of the Adjustment. As of the date of this Quarterly Report, the August S-1 has not yet been declared effective.

In connection with the Adjustment, under the terms of the Equity Investor Warrants, warrants (the “Palladium January 2022 Purchase Agreement Warrants”) exercisable into 533,333 shares of our common stock issued to Palladium Capital Group, LLC (“Palladium”), warrants exercisable into 240,000 shares of our common stock issued to Palladium (together with the Palladium January 2022 Purchase Agreement Warrants, the “Palladium Warrants”) and certain warrants issued to the Investor to purchase up to 3,333,333 shares of our common stock (the “January 2022 Warrants”), the exercise price of the Equity Investor Warrants, the Palladium Warrants and the January 2022 Warrants have been reduced to match the conversion price of $1.06 applicable to the Note.

The 2022 Amendment Agreement amends the Note to permit the Company to enter into technology license agreements which obligate the Company to make cash payments of up to $10,000,000 (the “Cash Payment”) and Common Stock issuances of up to 250,000 restricted shares, provided (i) the Cash Payments are not due until at least two years after the signing of such license agreements, and (ii) the Company must enter into an intercreditor agreement in connection with each license agreement. The 2022 Amendment Agreement also amends the Note to increase the permitted amount of a lien on indebtedness of the Company from $500,000 to $10,000,000.

The 2022 Amendment Agreement grants the holder of the Note the right, at any time after December 27, 2023, to force the Company to redeem all or any portion of the outstanding principal, interest or penalties on the Note.

The parties also amended the Company’s carve out to its financing standstill as set forth in the 2022 Amendment Agreement.

10. SUBSEQUENT EVENTS

On January 26, 2022, the Company, entered into a Securities Purchase Agreement (the “Note Securities Purchase Agreement”) with an accredited investor (the “Note Investor”) for the issuance and sale of a Senior Convertible Note with an initial principal amount of $33,333,333 (the “Note”) at a conversion price of $10.00 per share of Cryptyde’s common stock, par value $0.001 (the “Common Stock”), a warrant (the “Warrant”) to purchase up to 3,333,333 shares of Common Stock with an initial exercise price of $10.00 per share of Common Stock (the “Note Private Placement”). The entire outstanding principal balance and any outstanding fees or interest shall be due and payable in full on the third anniversary of the date the note is issued (“Maturity Date”). The Note shall not bear interest, provided, however, that the Note will bear interest at 18% per annum upon the occurrence of an event of default. The Note Investor may terminate its obligations under the Note Securities Purchase Agreement if the closing has not occurred by June 30, 2022. In connection with the Note Private Placement, Cryptyde also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Note Investor, and will enter into a Security Agreement, a Pledge Agreement and various ancillary certificates, disclosure schedules and exhibits in support thereof prior to the closing of the Purchase Agreement.

On January 26, 2022, the Company, with respect to certain sections, entered into a Securities Purchase Agreement (the “Equity Private Placement”) with an accredited investor (the “Equity Investor”) for the issuance of a (i) 1,500,000 shares of Common Stock, and (ii) a warrant (the “Equity Investor Warrant”) to purchase up to 1,500,000 shares of Common Stock with an exercise price of $8.00 per share of Common Stock. The consideration to be paid to Cryptyde under the Equity Private Placement is $12,000,000. The Equity Private Placement will close upon the satisfaction of certain conditions of the Equity Investor and Cryptyde, as well as: (i) closing conditions to the Spin-Off have been satisfied or waived, and (ii) the Common Stock shall be approved for Trading on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange. The Equity Private Placement contains covenants on the part of Cryptyde, including that Cryptyde will reserve for the purpose of issuance at least 100% of the maximum number of shares of Common Stock issuable upon conversion of the Equity Investor Warrant. In addition, under the Equity Private Placement, Cryptyde will grant the Equity Investor certain rights to participate in any Subsequent Placements for the same duration as the participation right pursuant to the Note Securities Purchase Agreement.